Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statement [abstract]
Revenues	$ 454,146	$ 295,853	$ 691,039
Impairment charge	0	0	(12,560)
General and administrative expense	(16,889)	(16,565)	(17,890)
Operating income/(loss)	74,204	202	313,591
Interest income	1,076	6	212
Interest expense	(26,197)	(25,727)	(38,408)
Other financial (expense)/income	(2,826)	645	(1,334)
Profit/(loss) for the year	61,979	(11,507)	266,281
Parent Company [Member]
Condensed Income Statement [abstract]
Revenues	0	980	0
Impairment charge	(1,234)	(35,149)	(35,278)
Dividend income	77,820	70,746	17,081
General and administrative expense	(17,704)	(17,742)	(19,148)
Operating income/(loss)	58,881	18,835	(37,345)
Interest income	18,823	17,233	21,434
Interest expense	0	0	(6,766)
Other financial (expense)/income	(141)	26	245
Profit/(loss) for the year	$ 77,563	$ 36,095	$ (22,433)